Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Balances and Transactions with Related Parties
Note 30 - Balances and Transactions with Related Parties

A.	Compensation, benefits and transactions with related parties:

	For the year ended December 31
	2024	2023
	USD in thousands	USD in thousands
Compensation and benefits which were given to related parties:

Payroll and related expenses to Related parties employed in the Company	735	*749

Granting of equity compensation to Related parties employed in the Company	817	818

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	503	552

Number of people to whom the benefit applies	7	8

Granting of equity compensation to directors who are not employed in the Company	378	216

Number of people to whom the benefit applies	7	1

* Including bonus for outstanding performance.

B.
Engagements with interested parties and Related parties

Executive compensation subjects:

The terms of tenure and employment of the Company’s officers are determined in accordance with the Company’s compensation policy, as approved by the general meeting of the Company’s shareholders.

The terms for officers are generally consistent with the standard industry practice, and in accordance with the Company’s compensation policy, whereby the salary components of the Company’s officers include salary, variable compensation targets signifying entitlement to annual bonuses, options, social benefits, etc.

Presented below are several main subjects pertaining to the Company’s CEO and Chairman of the Board:

(1)	Gilad Yavetz (“Gilad”):

In the Company’s annual meeting in August 2021 (the “2021 Meeting”), a progressive salary program was approved for Gilad. Gilad’s terms of tenure were amended in the Company’s Special General Meeting in April 2024 (the “2024 Meeting”) effective as of January 1, 2024. The following also reflects the salary during the entire reporting year):

Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2021 - Additional special compensation in respect of the closing of the Clēnera transaction - USA	150,000 (approximately USD 46,500)	Non-recurring
2022	95,000 (approximately USD 28,300)	8
2023	105,000 (approximately USD 29,800)	9
2024	108,000 (approximately USD 29,190)	10**

* The bonus amount may reach a level of 125% (i.e., above the foregoing salaries limit), subject to excellence targets which will be defined.

** Represents the target for annual bonus, not including discretionary bonus or bonus for outstanding performance.

Gilad’s salary components also include, in addition to the foregoing, vehicle components, social benefits, reimbursement of expenses, advance notice / adjustment fees, etc., according to the standard practice, and in accordance with the Company’s compensation policy.

Following the approval of the 2024 Meeting Gilad received a letter of exemption, exempting him from liability towards the Company under certain limited circumstances.

Grant of options, Gilad:

In 2018, a grant of options was approved for Gilad in the amount of 990,000 options, in accordance with the following terms. The options were allocated through the capital gains track through a trustee, in accordance with section 102 of the Income Tax Ordinance. The exercise price of the options was determined proximate to the actual grant date of the options (which was done shortly after receiving approval from the TASE), according to the Company’s average share price during the 30 trading days preceding the grant date, plus a premium of 5%. The exercise price is not linked to the consumer price index. For additional details, see Note 18. The grant was performed on September 12, 2018.

The granting of options which are exercisable on a cashless basis was performed through a capital gains track, subject to the provisions of section 102 of the Ordinance, and the Income Tax Rules (Tax Expedients Upon Allocation of Shares to Employees), 5763-2003. The exercise price of the options was determined according to the Company’s average share price during the 30 trading days preceding the grant date, plus a premium of 5%. The exercise price is not linked to the consumer price index.

The options will vest over a period of 4 years, as follows:

18% of the options vested one year after the grant date. Another 25% of the options will vest equally, on a quarterly basis, during the second year after the grant date. Another 30% of the options will vest equally, on a quarterly basis, during the third year after the grant date; Another 27% of the options will vest equally, on a quarterly basis, during the fourth year after the grant date. The options include an acceleration mechanism in case of a “control” event in the Company. Options may be converted to shares according to the cashless exercise mechanism.

The 2021 Meeting approved the allocation to Gilad of 500,000 options, exercisable into up to 500,000 ordinary Company shares, at an exercise price of 71.89 per share. The grant was performed on September 30, 2021. See Note 18(F).

The options will vest over a period of 4 years, as follows: 25% of the options will vest one year after the grant date; Another 25% of the options will vest equally, on a quarterly basis, during the second year after the grant date; Another 40% of the options will vest equally, on a quarterly basis, during the third year after the grant date; Another 10% of the options will vest equally, on a quarterly basis, during the fourth year after the grant date.

Options may be converted to shares according to the cashless exercise mechanism, by which the number of shares which will result from the exercise of the options will be less than the number of converted options. The number of shares on a fully diluted basis is calculated according to the B&S model and/or the binomial model.

Grant of restricted share units, Gilad:

The 2024 Meeting approved the grant of 87,023 restricted share units (“RSUs”) to Gilad. The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, so long as Gilad serves as an officer of the Company, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.

(2)
Yair Seroussi, Chairman of the Board:

The 2021 Meeting, re-approved and updated the employment terms of Yair such that Yair’s annual compensation will amount to a total of NIS 600,000 (approximately USD 178 thousand) per year, effective beginning from the date of the meeting’s approval, to be paid in equal monthly payments against invoices (Mr. Seroussi is employed in a 40% position). In addition, the 2024 Meeting approved the issuance of an exemption letter to Yair, exempting him from liability towards the Company under certain limited circumstances.

Grant of options, Yair:

In accordance with the terms of the Company’s options plan, equity compensation of 360,000 non-marketable Company options was approved for Yair (the “Options”). The options were allocated on September 12, 2018 without receiving payment. The grant was performed through the capital gains track through a trustee, in accordance with section 102 of the Income Tax Ordinance. The exercise price of the options was determined according to the Company’s average share price during the 30 trading days preceding the grant date, plus a premium of 5%. The exercise price is not linked to the consumer price index. The options will vest on a quarterly basis over a period of 16 quarters. Options may be converted to shares according to the cashless exercise mechanism.Additionally, in the 2021 meeting, and in accordance with terms of the Company’s options plan, additional equity compensation of 142,000 non-marketable Company options was approved for Yair (the “Options”). The options were allocated without receiving payment. The grant was performed through the capital gains track through a trustee, in accordance with section 102 of the Income Tax Ordinance. The options will be held by a trustee, as required in accordance with the provisions of the Income Tax Ordinance. The lock-up period pursuant to the Income Tax Ordinance is two years. The exercise shares will have the same rights, for all intents and purposes, as the rights which are available to the holders of ordinary Company shares. The exercise price of the options was determined according to the Company’s average share price during the 30 trading days preceding the grant date, plus a premium of 2%. The exercise price is not linked to the consumer price index. The options will vest over a period of 4 years, where at the end of the first year after the grant, 25% of the options will vest; 25% additional options will vest on a quarterly basis during the second year after the grant; 25% additional options will vest on a quarterly basis during the third year after the grant; 5% additional options will vest on a quarterly basis during the fourth year after the grant. Options may be converted to shares according to the cashless exercise mechanism, by which the number of shares which will result from the exercise of the options will be less than the number of converted options. The number of shares on a fully diluted basis is calculated according to the B&S model and/or the binomial model.

Grant of restricted share units, Yair:

In April 2024, the 2024 Meeting approved the grant of 14,233 RSUs to Yair. The RSUs, granted under the Company’s 2010 Plan, will vest in four equal annual instalments of 25%, with the first instalment to vest a year from the grant date and an additional 25% to vest on each annual anniversary of the vesting date thereafter.

(3)
Board Members:

In April 2024, the 2024 Meeting approved the grant of 5,112 RSUs to each of the other six non-executive members of our board of directors (excluding Yair). The RSUs, granted under the Company’s 2010 Plan, will vest in three equal annual instalments of 33 1/3%, with the first instalment to vest a year from the grant date and an additional 33 1/3% to vest on each annual anniversary of the vesting date thereafter.

The 2024 Meeting approved the issuance of an exemption letter to each of the Board Members, exempting them from liability towards the Company under certain limited circumstances.